Stockholders' Equity (Deficit) - Stock-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Nonvested options, unrecognized compensation and other information
Total intrinsic value of stock options outstanding	$ 23,100,000
Total intrinsic value of stock options vested and expected to vest	23,100,000
Total fair value of options vested	790,290	$ 500,000
Employee granted stock options
Stock-Based Compensation
Total stock-based compensation	1,000,000	500,000
Nonvested options, unrecognized compensation and other information
Unrecognized compensation cost	$ 2,600,000
Weighted average period expected to recognize unrecognized compensation cost	3 years 15 days
Employee granted stock options | Research and development
Stock-Based Compensation
Total stock-based compensation	$ 462,006	105,465
Employee granted stock options | Administrative
Stock-Based Compensation
Total stock-based compensation	600,000	433,733
Restricted Stock Award
Stock-Based Compensation
Total stock-based compensation		$ 0
Restricted Stock Award | Administrative
Stock-Based Compensation
Total stock-based compensation	$ 387,600